Investment Portfolio                                                                                           as of March 31, 2019 (Unaudited)

DWS S&P 500 Index Fund

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2019, the Fund owned approximately 62% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 9.9%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	483,383	15,158,891
CenturyLink, Inc.	63,470	761,005
Verizon Communications, Inc.	274,152	16,210,608
		32,130,504
Entertainment 1.8%
Activision Blizzard, Inc.	50,881	2,316,612
Electronic Arts, Inc.*	19,936	2,026,096
Netflix, Inc.*	28,966	10,328,117
Take-Two Interactive Software, Inc.*	7,474	705,321
Viacom, Inc. "B"	23,128	649,203
Walt Disney Co.	115,871	12,865,122
		28,890,471
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	19,861	23,374,212
Alphabet, Inc. "C"*	20,393	23,927,311
Facebook, Inc. "A"*	158,246	26,378,026
TripAdvisor, Inc.*	6,877	353,821
Twitter, Inc.*	48,418	1,591,984
		75,625,354
Media 1.4%
CBS Corp. "B"	23,078	1,096,897
Charter Communications, Inc. "A"*	11,513	3,993,975
Comcast Corp. "A"	299,877	11,989,082
Discovery, Inc. "C"*	24,160	614,147
Discovery, Inc. "A"*	10,392	280,792
DISH Network Corp. "A"*	14,901	472,213
Fox Corp. "A"*	23,394	858,794
Fox Corp. "B"*	10,837	388,831
Interpublic Group of Companies, Inc.	25,820	542,478
News Corp. "A"	25,299	314,720
News Corp. "B"	8,422	105,191
Omnicom Group, Inc.	14,728	1,074,997
		21,732,117
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	17,348	1,378,993
BorgWarner, Inc.	13,984	537,125
		1,916,118
Automobiles 0.4%
Ford Motor Co.	260,067	2,283,388
General Motors Co.	87,051	3,229,592
Harley-Davidson, Inc.	10,331	368,404
		5,881,384
Distributors 0.1%
Genuine Parts Co.	9,673	1,083,666
LKQ Corp.*	20,506	581,960
		1,665,626
Diversified Consumer Services 0.0%
H&R Block, Inc.	13,181	315,553
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	26,425	1,340,276
Chipotle Mexican Grill, Inc.*	1,612	1,145,020
Darden Restaurants, Inc.	8,292	1,007,229
Hilton Worldwide Holdings, Inc.	19,304	1,604,355
Marriott International, Inc. "A"	18,684	2,337,182
McDonald's Corp.	50,814	9,649,579
MGM Resorts International	33,831	868,103
Norwegian Cruise Line Holdings Ltd.*	14,527	798,404
Royal Caribbean Cruises Ltd.	11,482	1,316,067
Starbucks Corp.	82,489	6,132,232
Wynn Resorts Ltd.	6,394	762,932
Yum! Brands, Inc.	20,309	2,027,041
		28,988,420
Household Durables 0.3%
D.R. Horton, Inc.	22,502	931,133
Garmin Ltd.	8,063	696,240
Leggett & Platt, Inc.	8,592	362,754
Lennar Corp. "A"	19,255	945,228
Mohawk Industries, Inc.*	4,025	507,754
Newell Brands, Inc.	25,886	397,091
PulteGroup, Inc.	16,543	462,542
Whirlpool Corp.	4,231	562,258
		4,865,000
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	27,376	48,749,812
Booking Holdings, Inc.*	2,986	5,210,301
eBay, Inc.	57,038	2,118,392
Expedia Group, Inc.	7,741	921,179
		56,999,684
Leisure Products 0.1%
Hasbro, Inc.	7,582	644,622
Mattel, Inc.* (a)	22,269	289,497
		934,119
Multiline Retail 0.5%
Dollar General Corp.	17,533	2,091,687
Dollar Tree, Inc.*	15,695	1,648,603
Kohl's Corp.	11,086	762,384
Macy's, Inc.	20,452	491,461
Nordstrom, Inc.	7,113	315,675
Target Corp.	34,737	2,787,992
		8,097,802
Specialty Retail 2.3%
Advance Auto Parts, Inc.	4,767	812,916
AutoZone, Inc.*	1,664	1,704,136
Best Buy Co., Inc.	15,712	1,116,495
CarMax, Inc.*	11,387	794,813
Foot Locker, Inc.	7,341	444,865
Home Depot, Inc.	74,940	14,380,237
L Brands, Inc.	15,157	418,030
Lowe's Companies, Inc.	53,176	5,821,177
O'Reilly Automotive, Inc.*	5,194	2,016,830
Ross Stores, Inc.	24,627	2,292,774
The Gap, Inc.	13,867	363,038
Tiffany & Co.	7,122	751,727
TJX Companies, Inc.	82,036	4,365,135
Tractor Supply Co.	8,088	790,683
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,772	1,315,409
		37,388,265
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	10,285	470,539
Hanesbrands, Inc.	23,714	424,006
NIKE, Inc. "B"	83,478	7,029,682
PVH Corp.	5,064	617,555
Ralph Lauren Corp.	3,492	452,843
Tapestry, Inc.	19,142	621,924
Under Armour, Inc. "A"*	12,889	272,473
Under Armour, Inc. "C"*	12,584	237,460
VF Corp.	21,416	1,861,264
		11,987,746
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp. "B"	11,219	592,139
Coca-Cola Co.	255,170	11,957,266
Constellation Brands, Inc. "A"	11,108	1,947,565
Molson Coors Brewing Co. "B"	12,440	742,046
Monster Beverage Corp.*	25,900	1,413,622
PepsiCo, Inc.	93,249	11,427,665
		28,080,303
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	29,226	7,076,784
Kroger Co.	52,642	1,294,993
Sysco Corp.	31,194	2,082,512
Walgreens Boots Alliance, Inc.	53,389	3,377,922
Walmart, Inc.	94,446	9,211,318
		23,043,529
Food Products 1.1%
Archer-Daniels-Midland Co.	36,992	1,595,465
Campbell Soup Co.	12,945	493,593
Conagra Brands, Inc.	31,815	882,548
General Mills, Inc.	39,374	2,037,604
Hormel Foods Corp. (a)	18,011	806,172
Kellogg Co.	16,747	960,943
Kraft Heinz Co.	41,063	1,340,707
Lamb Weston Holdings, Inc.	9,641	722,497
McCormick & Co., Inc.	8,158	1,228,840
Mondelez International, Inc. "A"	95,873	4,785,980
The Hershey Co.	9,126	1,047,939
The JM Smucker Co.	7,625	888,312
Tyson Foods, Inc. "A"	19,691	1,367,146
		18,157,746
Household Products 1.7%
Church & Dwight Co., Inc.	16,263	1,158,414
Clorox Co.	8,576	1,376,105
Colgate-Palmolive Co.	57,203	3,920,694
Kimberly-Clark Corp.	22,846	2,830,619
Procter & Gamble Co.	165,989	17,271,155
		26,556,987
Personal Products 0.2%
Coty, Inc. "A" (a)	28,995	333,442
Estee Lauder Companies, Inc. "A"	14,507	2,401,634
		2,735,076
Tobacco 1.0%
Altria Group, Inc.	124,396	7,144,062
Philip Morris International, Inc.	103,168	9,119,020
		16,263,082
Energy 5.3%
Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	33,738	935,218
Halliburton Co.	57,881	1,695,913
Helmerich & Payne, Inc.	7,270	403,921
National Oilwell Varco, Inc.	25,832	688,165
Schlumberger Ltd.	91,972	4,007,220
TechnipFMC PLC	28,083	660,512
		8,390,949
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	33,308	1,514,848
Apache Corp.	25,072	868,996
Cabot Oil & Gas Corp.	28,035	731,714
Chevron Corp.	126,135	15,537,309
Cimarex Energy Co.	6,738	470,986
Concho Resources, Inc.	13,221	1,467,002
ConocoPhillips	75,253	5,022,385
Devon Energy Corp.	28,894	911,895
Diamondback Energy, Inc.	10,343	1,050,125
EOG Resources., Inc.	38,518	3,666,143
Exxon Mobil Corp.	281,118	22,714,334
Hess Corp.	17,018	1,024,994
HollyFrontier Corp.	10,494	517,039
Kinder Morgan, Inc.	129,156	2,584,412
Marathon Oil Corp.	54,497	910,645
Marathon Petroleum Corp.	44,699	2,675,235
Noble Energy, Inc.	31,571	780,751
Occidental Petroleum Corp.	49,797	3,296,561
ONEOK, Inc.	27,149	1,896,086
Phillips 66	27,739	2,639,921
Pioneer Natural Resources Co.	11,089	1,688,633
Valero Energy Corp.	27,709	2,350,554
Williams Companies, Inc.	80,707	2,317,905
		76,638,473
Financials 12.4%
Banks 5.3%
Bank of America Corp.	596,062	16,445,351
BB&T Corp.	50,807	2,364,050
Citigroup, Inc.	156,066	9,710,426
Citizens Financial Group, Inc.	30,816	1,001,520
Comerica, Inc.	10,428	764,581
Fifth Third Bancorp.	51,073	1,288,061
First Republic Bank	11,020	1,107,069
Huntington Bancshares, Inc.	69,645	883,099
JPMorgan Chase & Co.	217,271	21,994,343
KeyCorp	66,873	1,053,250
M&T Bank Corp.	9,262	1,454,319
People's United Financial, Inc.	26,089	428,903
PNC Financial Services Group, Inc.	30,117	3,694,151
Regions Financial Corp.	67,307	952,394
SunTrust Banks, Inc.	29,287	1,735,255
SVB Financial Group*	3,450	767,142
U.S. Bancorp.	99,611	4,800,254
Wells Fargo & Co.	271,690	13,128,061
Zions Bancorp. NA	12,199	553,957
		84,126,186
Capital Markets 2.6%
Affiliated Managers Group, Inc.	3,551	380,348
Ameriprise Financial, Inc.	8,979	1,150,210
Bank of New York Mellon Corp.	58,230	2,936,539
BlackRock, Inc.	8,067	3,447,594
Cboe Global Markets, Inc.	7,562	721,717
Charles Schwab Corp.	78,660	3,363,502
CME Group, Inc.	23,720	3,903,837
E*TRADE Financial Corp.	16,110	747,987
Franklin Resources., Inc.	19,767	655,078
Intercontinental Exchange, Inc.	37,864	2,882,965
Invesco Ltd.	25,825	498,681
Moody's Corp.	10,996	1,991,266
Morgan Stanley	86,232	3,638,990
MSCI, Inc.	5,596	1,112,709
Nasdaq, Inc.	7,794	681,897
Northern Trust Corp.	14,371	1,299,282
Raymond James Financial, Inc.	8,382	673,997
S&P Global, Inc.	16,540	3,482,497
State Street Corp.	25,053	1,648,738
T. Rowe Price Group, Inc.	15,654	1,567,278
The Goldman Sachs Group., Inc.	22,696	4,357,405
		41,142,517
Consumer Finance 0.6%
American Express Co.	45,860	5,012,498
Capital One Financial Corp.	30,966	2,529,612
Discover Financial Services	21,767	1,548,940
Synchrony Financial	43,659	1,392,722
		10,483,772
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	129,005	25,915,814
Jefferies Financial Group, Inc.	17,901	336,360
		26,252,174
Insurance 2.3%
Aflac, Inc.	49,585	2,479,250
Allstate Corp.	21,997	2,071,677
American International Group, Inc.	57,701	2,484,605
Aon PLC	15,998	2,730,859
Arthur J. Gallagher & Co.	12,096	944,698
Assurant, Inc.	4,102	389,321
Brighthouse Financial, Inc.*	7,434	269,780
Chubb Ltd.	30,511	4,273,981
Cincinnati Financial Corp.	10,150	871,885
Everest Re Group Ltd.	2,728	589,139
Hartford Financial Services Group, Inc.	23,638	1,175,281
Lincoln National Corp.	13,562	796,089
Loews Corp.	18,165	870,648
Marsh & McLennan Companies, Inc.	33,492	3,144,899
MetLife, Inc.	63,519	2,704,004
Principal Financial Group, Inc.	17,367	871,650
Progressive Corp.	38,733	2,792,262
Prudential Financial, Inc.	27,195	2,498,677
The Travelers Companies, Inc.	17,435	2,391,385
Torchmark Corp.	6,753	553,408
Unum Group	14,087	476,563
Willis Towers Watson PLC	8,562	1,503,915
		36,883,976
Health Care 14.3%
Biotechnology 2.3%
AbbVie, Inc.	97,870	7,887,343
Alexion Pharmaceuticals, Inc.*	14,898	2,013,912
Amgen, Inc.	41,282	7,842,755
Biogen., Inc.*	13,048	3,084,286
Celgene Corp.*	46,597	4,395,961
Gilead Sciences, Inc.	84,618	5,501,016
Incyte Corp.*	11,811	1,015,864
Regeneron Pharmaceuticals, Inc.*	5,197	2,133,992
Vertex Pharmaceuticals, Inc.*	16,981	3,123,655
		36,998,784
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	116,491	9,312,291
ABIOMED, Inc.*	2,973	849,059
Align Technology, Inc.*	4,868	1,384,118
Baxter International, Inc.	31,577	2,567,526
Becton, Dickinson & Co.	17,840	4,455,183
Boston Scientific Corp.*	91,892	3,526,815
Danaher Corp.	41,664	5,500,481
DENTSPLY SIRONA, Inc.	14,992	743,453
Edwards Lifesciences Corp.*	13,789	2,638,249
Hologic, Inc.*	17,909	866,796
IDEXX Laboratories, Inc.*	5,660	1,265,576
Intuitive Surgical, Inc.*	7,594	4,332,985
Medtronic PLC	88,945	8,101,111
ResMed, Inc.	9,623	1,000,503
Stryker Corp.	20,480	4,045,210
Teleflex, Inc.	3,091	933,977
The Cooper Companies, Inc.	3,250	962,552
Varian Medical Systems, Inc.*	6,030	854,572
Zimmer Biomet Holdings, Inc.	13,639	1,741,700
		55,082,157
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	10,279	817,386
Anthem, Inc.	17,054	4,894,157
Cardinal Health, Inc.	19,630	945,184
Centene Corp.*	27,509	1,460,728
Cigna Corp.*	25,255	4,061,509
CVS Health Corp.	86,071	4,641,809
DaVita, Inc.*	8,399	455,982
HCA Healthcare, Inc.	17,704	2,308,247
Henry Schein, Inc.*	9,950	598,094
Humana, Inc.	8,968	2,385,488
Laboratory Corp. of America Holdings*	6,612	1,011,504
McKesson Corp.	12,698	1,486,428
Quest Diagnostics, Inc.	9,006	809,820
UnitedHealth Group, Inc.	63,665	15,741,808
Universal Health Services, Inc. "B"	5,560	743,761
WellCare Health Plans, Inc.*	3,304	891,254
		43,253,159
Health Care Technology 0.1%
Cerner Corp.*	21,623	1,237,052
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	21,025	1,689,989
Illumina, Inc.*	9,768	3,034,820
IQVIA Holdings, Inc.*	10,446	1,502,657
Mettler-Toledo International, Inc.*	1,639	1,184,997
PerkinElmer, Inc.	7,445	717,400
Thermo Fisher Scientific, Inc.	26,705	7,309,693
Waters Corp.*	4,741	1,193,357
		16,632,913
Pharmaceuticals 4.7%
Allergan PLC	20,750	3,038,007
Bristol-Myers Squibb Co.	108,336	5,168,711
Eli Lilly & Co.	57,304	7,435,767
Johnson & Johnson	176,623	24,690,129
Merck & Co., Inc.	171,392	14,254,673
Mylan NV*	34,069	965,515
Nektar Therapeutics*	11,368	381,965
Perrigo Co. PLC	8,236	396,646
Pfizer, Inc.	368,361	15,644,292
Zoetis, Inc.	31,691	3,190,333
		75,166,038
Industrials 9.3%
Aerospace & Defense 2.5%
Arconic, Inc.	29,216	558,318
Boeing Co.	34,882	13,304,692
General Dynamics Corp.	17,968	3,041,623
Harris Corp.	7,865	1,256,119
Huntington Ingalls Industries, Inc.	2,705	560,476
L3 Technologies, Inc.	5,269	1,087,364
Lockheed Martin Corp.	16,327	4,900,712
Northrop Grumman Corp.	11,257	3,034,887
Raytheon Co.	18,665	3,398,523
Textron, Inc.	15,485	784,470
TransDigm Group, Inc.*	3,242	1,471,836
United Technologies Corp.	53,759	6,928,998
		40,328,018
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	9,077	789,608
Expeditors International of Washington, Inc.	11,390	864,501
FedEx Corp.	15,995	2,901,653
United Parcel Service, Inc. "B"	46,162	5,158,142
		9,713,904
Airlines 0.4%
Alaska Air Group, Inc.	8,202	460,296
American Airlines Group, Inc.	26,880	853,709
Delta Air Lines, Inc.	41,150	2,125,397
Southwest Airlines Co.	32,890	1,707,320
United Continental Holdings, Inc.*	14,786	1,179,627
		6,326,349
Building Products 0.3%
A.O. Smith Corp.	9,583	510,966
Allegion PLC	6,151	557,957
Fortune Brands Home & Security, Inc.	9,262	440,964
Johnson Controls International PLC	60,410	2,231,545
Masco Corp.	19,398	762,535
		4,503,967
Commercial Services & Supplies 0.4%
Cintas Corp.	5,601	1,132,018
Copart, Inc.*	13,333	807,846
Republic Services, Inc.	14,323	1,151,283
Rollins, Inc.	9,646	401,467
Waste Management, Inc.	25,836	2,684,619
		6,177,233
Construction & Engineering 0.1%
Fluor Corp.	9,165	337,272
Jacobs Engineering Group, Inc.	7,703	579,189
Quanta Services, Inc.	9,548	360,341
		1,276,802
Electrical Equipment 0.5%
AMETEK, Inc.	15,043	1,248,118
Eaton Corp. PLC	28,101	2,263,817
Emerson Electric Co.	40,769	2,791,453
Rockwell Automation, Inc.	7,965	1,397,539
		7,700,927
Industrial Conglomerates 1.5%
3M Co.	38,212	7,939,689
General Electric Co.	577,585	5,770,074
Honeywell International, Inc.	48,366	7,686,325
Roper Technologies, Inc.	6,899	2,359,251
		23,755,339
Machinery 1.5%
Caterpillar, Inc.	38,198	5,175,447
Cummins, Inc.	9,602	1,515,868
Deere & Co.	21,068	3,367,509
Dover Corp.	9,665	906,577
Flowserve Corp.	8,627	389,423
Fortive Corp.	19,669	1,650,032
Illinois Tool Works, Inc.	19,967	2,865,863
Ingersoll-Rand PLC	15,980	1,725,041
PACCAR, Inc.	23,052	1,570,763
Parker-Hannifin Corp.	8,592	1,474,559
Pentair PLC	10,620	472,696
Snap-on, Inc.	3,746	586,324
Stanley Black & Decker, Inc.	9,980	1,358,977
Wabtec Corp.	9,266	683,090
Xylem, Inc.	11,775	930,696
		24,672,865
Professional Services 0.3%
Equifax, Inc.	8,082	957,717
IHS Markit Ltd.*	24,146	1,313,059
Nielsen Holdings PLC	23,874	565,098
Robert Half International, Inc.	7,979	519,912
Verisk Analytics, Inc.	10,863	1,444,779
		4,800,565
Road & Rail 1.0%
CSX Corp.	51,371	3,843,578
J.B. Hunt Transport Services, Inc.	5,681	575,429
Kansas City Southern	6,793	787,852
Norfolk Southern Corp.	17,731	3,313,747
Union Pacific Corp.	47,947	8,016,738
		16,537,344
Trading Companies & Distributors 0.2%
Fastenal Co.	18,994	1,221,504
United Rentals, Inc.*	5,275	602,669
W.W. Grainger, Inc.	3,000	902,790
		2,726,963
Information Technology 20.8%
Communications Equipment 1.2%
Arista Networks, Inc.*	3,479	1,094,006
Cisco Systems, Inc.	291,961	15,762,974
F5 Networks, Inc.*	4,004	628,348
Juniper Networks, Inc.	23,353	618,154
Motorola Solutions, Inc.	10,812	1,518,221
		19,621,703
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	19,894	1,878,789
Corning, Inc.	52,131	1,725,536
FLIR Systems, Inc.	9,059	431,027
IPG Photonics Corp.*	2,314	351,219
Keysight Technologies, Inc.*	12,379	1,079,449
TE Connectivity Ltd.	22,372	1,806,539
		7,272,559
IT Services 5.0%
Accenture PLC "A"	42,294	7,444,590
Akamai Technologies, Inc.*	10,949	785,153
Alliance Data Systems Corp.	3,046	532,989
Automatic Data Processing, Inc.	28,868	4,611,374
Broadridge Financial Solutions, Inc.	7,609	788,977
Cognizant Technology Solutions Corp. "A"	38,212	2,768,459
DXC Technology Co.	17,808	1,145,232
Fidelity National Information Services, Inc.	21,405	2,420,906
Fiserv, Inc.*	25,964	2,292,102
FleetCor Technologies, Inc.*	5,693	1,403,837
Gartner, Inc.*	5,905	895,670
Global Payments, Inc.	10,405	1,420,491
International Business Machines Corp.	59,043	8,330,967
Jack Henry & Associates, Inc.	5,087	705,770
MasterCard, Inc. "A"	59,898	14,102,984
Paychex, Inc.	21,088	1,691,258
PayPal Holdings, Inc.*	77,939	8,093,186
Total System Services, Inc.	10,788	1,024,968
VeriSign, Inc.*	6,994	1,269,831
Visa, Inc. "A"	116,108	18,134,909
Western Union Co.	28,520	526,764
		80,390,417
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	58,007	1,480,339
Analog Devices, Inc.	24,448	2,573,641
Applied Materials, Inc.	63,016	2,499,215
Broadcom, Inc.	26,281	7,902,959
Intel Corp.	298,379	16,022,952
KLA-Tencor Corp.	10,890	1,300,375
Lam Research Corp.	10,112	1,810,149
Maxim Integrated Products, Inc.	18,097	962,217
Microchip Technology, Inc. (a)	15,628	1,296,499
Micron Technology, Inc.*	74,473	3,077,969
NVIDIA Corp.	40,226	7,222,981
Qorvo, Inc.*	8,078	579,435
QUALCOMM., Inc.	80,362	4,583,045
Skyworks Solutions, Inc.	11,635	959,655
Texas Instruments, Inc.	62,275	6,605,509
Xilinx, Inc.	16,886	2,140,976
		61,017,916
Software 6.3%
Adobe, Inc.*	32,346	8,619,886
ANSYS, Inc.*	5,499	1,004,722
Autodesk, Inc.*	14,463	2,253,625
Cadence Design Systems, Inc.*	18,765	1,191,765
Citrix Systems, Inc.	8,362	833,357
Fortinet, Inc.*	9,700	814,509
Intuit, Inc.	17,210	4,498,866
Microsoft Corp.	509,013	60,032,993
Oracle Corp.	169,014	9,077,742
Red Hat, Inc.*	11,787	2,153,485
salesforce.com, Inc.*	50,732	8,034,427
Symantec Corp.	42,788	983,696
Synopsys, Inc.*	9,895	1,139,409
		100,638,482
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	297,195	56,452,190
Hewlett Packard Enterprise Co.	91,310	1,408,913
HP, Inc.	101,581	1,973,719
NetApp, Inc.	16,553	1,147,785
Seagate Technology PLC	17,103	819,063
Western Digital Corp.	19,134	919,580
Xerox Corp.	13,364	427,381
		63,148,631
Materials 2.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	14,616	2,791,071
Albemarle Corp.	7,116	583,370
Celanese Corp.	8,479	836,114
CF Industries Holdings, Inc.	14,963	611,687
DowDuPont, Inc.	149,580	7,974,110
Eastman Chemical Co.	9,134	693,088
Ecolab, Inc.	16,755	2,957,928
FMC Corp.	9,049	695,144
International Flavors & Fragrances, Inc.	6,688	861,348
Linde PLC	36,550	6,430,241
LyondellBasell Industries NV "A"	20,185	1,697,155
PPG Industries, Inc.	15,627	1,763,819
The Mosaic Co.	23,409	639,300
The Sherwin-Williams Co.	5,439	2,342,632
		30,877,007
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,207	846,364
Vulcan Materials Co.	8,744	1,035,290
		1,881,654
Containers & Packaging 0.3%
Avery Dennison Corp.	5,550	627,150
Ball Corp.	22,267	1,288,368
International Paper Co.	26,627	1,232,031
Packaging Corp. of America	6,165	612,678
Sealed Air Corp.	10,512	484,183
WestRock Co.	16,966	650,646
		4,895,056
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	96,628	1,245,535
Newmont Mining Corp.	35,190	1,258,746
Nucor Corp.	20,233	1,180,596
		3,684,877
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	7,484	1,066,919
American Tower Corp.	29,266	5,767,158
Apartment Investment & Management Co. "A"	10,244	515,171
AvalonBay Communities, Inc.	9,136	1,833,869
Boston Properties, Inc.	10,222	1,368,521
Crown Castle International Corp.	27,577	3,529,856
Digital Realty Trust, Inc.	13,809	1,643,271
Duke Realty Corp.	23,934	731,902
Equinix, Inc.	5,530	2,505,975
Equity Residential	24,634	1,855,433
Essex Property Trust, Inc.	4,372	1,264,557
Extra Space Storage, Inc.	8,493	865,522
Federal Realty Investment Trust	4,884	673,259
HCP, Inc.	31,447	984,291
Host Hotels & Resorts, Inc.	49,835	941,882
Iron Mountain, Inc.	19,303	684,484
Kimco Realty Corp.	27,605	510,693
Mid-America Apartment Communities, Inc.	7,492	819,100
Prologis, Inc.	41,864	3,012,115
Public Storage	10,001	2,178,018
Realty Income Corp.	20,127	1,480,542
Regency Centers Corp.	11,054	746,034
SBA Communications Corp. *	7,488	1,495,054
Simon Property Group, Inc.	20,529	3,740,589
SL Green Realty Corp.	5,558	499,775
The Macerich Co.	6,934	300,589
UDR, Inc.	18,052	820,644
Ventas, Inc.	23,518	1,500,684
Vornado Realty Trust	11,627	784,125
Welltower, Inc.	25,621	1,988,190
Weyerhaeuser Co.	49,538	1,304,831
		47,413,053
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	20,912	1,034,098
Utilities 3.3%
Electric Utilities 1.9%
Alliant Energy Corp.	15,887	748,754
American Electric Power Co., Inc.	32,817	2,748,424
Duke Energy Corp.	48,245	4,342,050
Edison International	21,783	1,348,803
Entergy Corp.	12,594	1,204,364
Evergy, Inc.	16,894	980,697
Eversource Energy	20,894	1,482,429
Exelon Corp.	64,322	3,224,462
FirstEnergy Corp.	33,423	1,390,731
NextEra Energy, Inc.	31,720	6,132,111
Pinnacle West Capital Corp.	7,365	703,947
PPL Corp.	47,572	1,509,935
Southern Co.	68,681	3,549,434
Xcel Energy, Inc.	34,017	1,912,096
		31,278,237
Gas Utilities 0.1%
Atmos Energy Corp.	7,856	808,618
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	44,068	796,749
NRG Energy, Inc.	18,493	785,583
		1,582,332
Multi-Utilities 1.1%
Ameren Corp.	16,326	1,200,777
CenterPoint Energy, Inc.	33,201	1,019,271
CMS Energy Corp.	18,688	1,037,931
Consolidated Edison, Inc.	21,354	1,811,033
Dominion Energy, Inc	53,048	4,066,660
DTE Energy Co.	11,998	1,496,630
NiSource, Inc.	24,802	710,825
Public Service Enterprise Group, Inc.	33,373	1,982,690
Sempra Energy	18,253	2,297,323
WEC Energy Group, Inc.	20,822	1,646,604
		17,269,744
Water Utilities 0.1%
American Water Works Co., Inc.	12,049	1,256,229
Total Common Stocks (Cost $554,310,224)		1,567,133,925
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bill (b) , 2.42% **, 7/18/2019 (Cost $2,198,919)	2,215,000	2,199,310
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d) (Cost $2,000,928)	2,000,928	2,000,928
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.47% (c) (Cost $26,427,343)	26,427,343	26,427,343
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $584,937,414)	100.0	1,597,761,506
Other Assets and Liabilities, Net	0.0	(540,027)
Net Assets	100.0	1,597,221,479

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d)
1,382,030	618,898 (e)	—	—	—	18,575	—	2,000,928	2,000,928
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.47% (c)
37,277,171	45,256,603	56,106,431	—	—	96,728	—	26,427,343	26,427,343
38,659,201	45,875,501	56,106,431	—	—	115,303	—	28,428,271	28,428,271

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,978,659, which is 0.1% of net assets.
(b)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/21/2019	212	29,376,550	30,080,680	704,130

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,567,133,925	$—	$—	$1,567,133,925
Government & Agency Obligations	—	2,199,310	—	2,199,310
Short-Term Investments (f)	28,428,271	—	—	28,428,271
Derivatives (g)
Futures Contracts	704,130	—	—	704,130
Total	$1,596,266,326	$2,199,310	$—	$1,598,465,636

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 704,130